REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

4.            REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

In connection with the preparation of the Company’s consolidated financial statements for the three months ended March 31, 2013, an error was identified in the manner in which the Company recorded deferred regulatory assets associated with the difference between depreciation expense calculated in accordance with U.S. GAAP and negotiated depreciation rates recovered in transportation tolls for certain of its regulated operations. Further, to the extent the deferred regulatory asset gave rise to temporary differences, an offsetting regulatory asset with respect to deferred income taxes was also recognized. During the three months ended September 30, 2013, the Company identified that certain intercompany commodity sales and commodity purchase transactions within Energy Services were not appropriately eliminated upon consolidation. This presentation matter had no effect on the margin, earnings or cash flows for any prior period.

In accordance with accounting guidance found in Accounting Standards Codification (ASC) 250-10 (SEC Staff Accounting Bulletin No. 99, Materiality), the Company assessed the materiality of these errors and concluded that they were not material to any of the Company’s previously issued consolidated financial statements. In accordance with guidance found in ASC 250-10 (SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the Company revised its comparative consolidated financial statements to correct the effects of these matters. These non-cash revisions do not impact cash flows for any prior period.

The following tables present the effect of these corrections on individual line items within the Company’s Consolidated Statements of Earnings and Consolidated Statements of Financial Position. The effects which flow through to the individual line items of Earnings, Depreciation and amortization, Cash distributions in excess of equity earnings, Deferred income taxes, Changes in regulatory assets and liabilities and Changes in operating assets and liabilities of the Consolidated Statements of Cash Flows are not significant and have no net effect on the Company’s cash flows from operating activities.

The previously reported figures presented below exclude the effect of any subsequent presentation changes associated with discontinued operations. Comparative figures as at December 31, 2012 and for the years ended December 31, 2012 and 2011 have been revised throughout these financial statements as necessary to reflect these revisions.

	Year ended December 31, 2012			Year ended December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(millions of Canadian dollars, except per share amounts)
Commodity sales	19,101	(607)	18,494	20,611	(237)	20,374
Transportation and other services revenues	4,295	(7)	4,288	4,536	(8)	4,528
Commodity costs	18,566	(607)	17,959	19,864	(237)	19,627
Depreciation and amortization	1,206	36	1,242	1,112	42	1,154
Income from equity investments	160	35	195	210	23	233
Income taxes expense	(128)	1	(127)	(526)	6	(520)
Earnings	943	(7)	936	1,242	(21)	1,221
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(1)	(229)	(409)	2	(407)
Earnings attributable to Enbridge Inc.	715	(8)	707	833	(19)	814
Earnings attributable to Enbridge Inc. common shareholders	610	(8)	602	820	(19)	801
Earnings per common share attributable to Enbridge Inc. common shareholders	0.79	(0.01)	0.78	1.09	(0.02)	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.78	(0.01)	0.77	1.08	(0.03)	1.05

	As at December 31, 2012
	As Previously Reported	Adjustment	As Revised
(millions of Canadian dollars)
Long-term investments	3,386	(211)	3,175
Deferred amounts and other assets	2,622	(161)	2,461
Deferred income tax liabilities	2,601	(118)	2,483
Retained earnings	3,464	(291)	3,173
Accumulated other comprehensive loss	(1,799)	37	(1,762)